CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	7 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Operating expenses
General and administrative expense	$ 458,473	$ 3,784,272	$ 3,196,120	$ 4,095,324
Research and development expense	324,479	4,414,162	3,275,991	4,220,338
Total operating expenses	782,952	8,805,598	6,472,111	8,315,662
Loss from operations	(782,952)	(8,602,403)	(6,472,111)	(8,315,662)
Interest expense, net	(18,251)	(3,033,238)	(168,384)	(345,336)
Change in fair value of warrants		(501,617)		51,423
Net loss and comprehensive loss	(801,203)	(12,160,729)	(6,640,495)	(8,609,575)
Accretion of redeemable convertible preferred stock		(346,374)	(465,841)	(646,673)
Net loss attributable to common stockholders	$ (801,203)	$ (12,507,103)	$ (7,106,336)	$ (9,256,248)
Net loss per share attributable to common stockholders, basic and diluted (in dollars per share)	$ (0.30)	$ (2.28)	$ (2.49)	$ (3.24)
Weighted-average common shares outstanding, basic and diluted (in shares)	2,666,666	5,488,655	2,848,467	2,854,417